STOCKHOLDERS' EQUITY (DEFICIT) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]
In estimating the warrants' fair value, the Company used the following assumptions:

Investors warrants:

	Issuance date	December 31, 2012	December 31, 2011

Risk-free interest rate (1)	1.2%	0.51%	0.78%
Expected volatility (2)	80%	70%	80%
Expected life (in years) (3)	5	3.82	4.79
Expected dividend yield (4)	0	0	0
Fair value:
Warrants	$0.39	$0.81	$0.38

Placement agent warrants:

	Issuance date	December 31, 2012	December 31, 2011

Risk-free interest rate (1)	0.86%	0.41%	0.53%
Expected volatility (2)	75%	59%	75%
Expected life (in years) (3)	3.93	3.25	3.71
Expected dividend yield (4)	0	0	0
Fair value:
Warrants	$0.31-0.32	$0.65-0.79	$0.29-0.32

(1)	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.

(2)	Expected volatility - was calculated based on actual historical stock price movements of companies in the same industry over aterm that is equivalent to the expected term of the option.

(3)	Expected life - the expected life was based on the maturity date of the warrants.

(4)	Expected dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Transactions related to the grant of options to employees, directors and non employees under the above plans during the year ended December 31, 2012, were as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Intrinsic value
		$	Years	$

Options outstanding at beginning of year	-	-	-	-
Options granted (*)	2,100,000	0.32
Options exercised	-	-
Options expired	-	-
Options forfeited	-	-

Options outstanding at end of year	2,100,000	0.32	7.69	1.18

Options vested and expected to vest at end of year	2,086,750	0.24	7.17	1.17

Exercisable at end of year	1,045,000	0.16	6.88	1.18

(*) Excluding 500,000 restricted shares granted (see also Note 8h).

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The following table presents the weighted-average assumptions used to estimate the fair values of the options granted in the period presented:

Year ended December 31, 2012

Volatility	49.9%-75.1%
Risk-free interest rate	0.37%-0.96%
Dividend yield	0%
Expected life (years)	2.5-5

Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]
The total compensation cost related to all of the Company's equity-based awards, recognized during the period of six and three months ended June 30, 2013 was comprised as follows:

	Three months ended June 30, 2013	Six months ended June 30, 2013
Research and development	$171,679	$380,490
Marketing and pre-production costs	80,186	111,840
General and administrative	279,607	1,358,540

Total stock-based compensation expenses	$531,472	$1,850,870

The total compensation cost related to all of the Company's equity-based awards, recognized during year ended December 31, 2012 was comprised as follows:

Year ended December 31, 2012

Research and development	$173,740
General and administrative	390,403
Total stock-based compensation expenses	$564,143